REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue from fees is comprised of Network AI fees and Contract fees. Network AI fees can be further broken down into two fee streams: AI integration fees and capital markets execution fees. AI integration fees are earned for the creation and delivery of assets that comprise Network Volume. The Company utilizes multiple funding channels to enable the purchase of network assets from Partners, such as asset backed securitizations (“ABS”), forward flow agreements etc. Capital markets execution fees are earned from the market pricing of ABS transactions while contract fees are management, performance and similar fees. These fees are the result of agreements with customers and are recognized in accordance with FASB Accounting Standards Codification 606, “Revenue from Contracts with Customers” (“ASC 606”).
Revenue is recognized in accordance with ASC 606 with revenue recorded on a gross basis when the Company is a principal in the transaction with customers, and recorded on a net basis when the Company is acting as an agent on behalf of another. The Company generally recognizes revenue on a gross basis because the Company is primarily responsible for integrating the various services fulfilled by Partners and is ultimately responsible to the Financing Vehicles for the fulfillment of the related services. To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records revenue on a net basis.

Network AI Fees

Network AI fees, comprised of AI integration fees and capital markets execution fees, totaled $916.1 million, $696.0 million and $599.0 million for the year ended December 31, 2024, 2023 and 2022, respectively. The Company recognizes Network AI fees primarily at a point in time when the related performance obligation is satisfied and the payment term is generally 30 days. From time to time the Company may provide certain incentives to Financing Vehicles. When the Company determines that an incentive is consideration payable, which is not in exchange for distinct goods or services, to a customer, the incentive is recorded as a reduction of revenue. Expenses to third parties for services that are integrated with the Company’s technology are recorded in the consolidated statements of operations as Production Costs.

Contract Fees

Contract fees include administration and management fees, performances fees, and servicing fees. Contract fees totaled $88.5 million, $76.8 million and $86.4 million for the year ended December 31, 2024, 2023 and 2022, respectively. The Company recognizes administration fees over the service period for the Financing Vehicles managed or administered by the Company and the payment term is based on contract terms.

Performance fees are earned when certain Fund Financing Vehicles exceed contractual return thresholds. They are recognized only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. An estimate is made by the Company based on a variety of factors including market conditions and expected loan performance. In the following period, the true performance is measured and then adjusted to ensure that the fees accurately represent actual performance of Financing Vehicles. As such, there are revenues that result from performance obligations satisfied in the previous year. During the year ended December 31, 2024 and 2023, $2.5 million and $3.6 million, respectively, worth of fees represent performance obligations satisfied in 2023 and 2022 that were greater than the original estimate. During the year ended December 31, 2022, $3.8 million worth of fees represent performance obligations satisfied in the previous year that were lesser than the original estimate. The payment term is based on contract terms.
Servicing fees for the Financing Vehicles, which primarily involve collecting payments and providing reporting on the loans within the securitization vehicles, are recognized over the service period and the payment term is based on contract terms. These duties have been considered to be agent responsibilities and does not include acting as a loan servicer. Accordingly, servicing fees are recorded on a net basis.

Total Revenue From Fees
The Company determines its contracts generally to not include a significant financing component since the Company's selling prices are not subjected to billing terms nor is its purpose to receive financing from its customers or to provide customers with financing. In addition, as a practical expedient, the Company does not adjust the transaction price for the effects of a significant financing component if, at contract inception, the period between payment and the transfer of services is expected to be one year or less.
Once revenue is recognized, it is recorded on the balance sheet in fees and other receivables until the payment is received from the customer. The timing of the recognition depends on the type of service as described above.

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Services transferred at a point in time	$949,025	$734,924	$661,646
Services transferred over time	55,525	37,890	23,768
Total revenue from fees, net	$1,004,550	$772,814	$685,414
The Company had no material contract assets, contract liabilities, or deferred contract costs recorded as of December 31, 2024 or December 31, 2023.